Prepayments and other non-current assets	12 Months Ended
Dec. 31, 2025
Current prepayments [abstract]
Prepayments and other non-current assets	Note 17
Prepayments and other non-current assets

EUR'000	2025	2024	2023
Prepayments (Current)	13,523	16,643	9,562
Prepayments include deferred costs like bank loan fees, commitment fees of uncommitted facilities, annual insurance premiums and annual software subscriptions.

EUR'000	2025	2024	2023
Other non-current assets	54,069	7,211	—
Other non-current assets include EUR 20 million primarily relating to certain prepayments.
Cash deposits subject to restrictions, of 34.1 million as at 31 December 2025 (2024: 7.2 million) are included in the Other non-current assets balance.